As filed with the Securities and Exchange Commission on September 29, 2023.
No. 333-147622
No. 811-22148

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 525	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 526	☒

Invesco Actively Managed Exchange-Traded Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on October 29, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 525 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 29, 2023 as the new effective date for Post-Effective Amendment No. 386 to the Trust’s Registration Statement, which was filed on December 13, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 389, 395, 398, 401, 404, 406, 408, 410, 412, 414, 420, 426, 431, 437, 441, 443, 445, 448, 450, 452, 454, 456, 459, 461, 463, 467, 470, 472, 475, 478, 482, 484, 486, 488, 490, 492, 494, 497, 499, 501, 504, 506, 508, 511, 513, 515, 517, 519, 521 and 523 to the Trust’s Registration Statement filed on February 25, 2020, March 25, 2020, April 15, 2020, April 29, 2020, May 22, 2020, June 4, 2020, June 18, 2020, July 16, 2020, August 12, 2020, August 28, 2020, September 25, 2020, October 14, 2020, November 10, 2020, December 9, 2020, January 7, 2021, January 21, 2021, February 19, 2021,  March 19, 2021, April 16, 2021, May 14, 2021, June 11, 2021, July 9, 2021, August 6, 2021, September 3, 2021, October 1, 2021, October 29, 2021, November 24, 2021, December 22, 2021, January 20, 2022, February 18, 2022, March 18, 2022, April 14, 2022, May 13, 2022, June 10, 2022, July 8, 2022, August 5, 2022, September 2, 2022, September 29, 2022, October 28, 2022, November 23, 2022, December 22, 2022, January 20, 2023, February 17, 2023, March 17, 2023, April 14, 2023, May 12, 2023, June 9, 2023, July 7, 2023, August 4, 2023 and September 1, 2023, respectively. This Amendment relates solely to Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF, each a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No.  386 to the Trust’s Registration Statement, which was filed on December 13, 2019.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 29th day of September, 2023.
Invesco Actively Managed Exchange-Traded Fund Trust
By:	/s/ Anna Paglia
Anna Paglia
Title:	President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President and Trustee	September 29, 2023
Anna Paglia
/s/ Kelli Gallegos	Treasurer	September 29, 2023
Kelli Gallegos
/s/ Adam Henkel	Secretary	September 29, 2023
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	September 29, 2023
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	September 29, 2023
Todd J. Barre
*/s/ Edmund P. Giambastiani, Jr.	Trustee	September 29, 2023
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	September 29, 2023
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	September 29, 2023
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	September 29, 2023
Yung Bong Lim
*/s/ Joanne Pace	Trustee	September 29, 2023
Joanne Pace
*/s/ Gary R. Wicker	Trustee	September 29, 2023
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	September 29, 2023
Donald H. Wilson
*By: /s/ Adam Henkel		September 29, 2023
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No.  436 to the Trust's Registration Statement and incorporated by reference herein.